Cover	Jun. 11, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to the Current Report on Form 8-K filed by Tonix Pharmaceuticals Holding Corp. (the Company) on June 13, 2024 (the Original 8-K), is solely to replace the Exhibit 5.2 opinion filed therewith which was inadvertently filed with the Exhibit 5.2 opinion filed below.
Document Period End Date	Jun. 11, 2024
Entity File Number	001-36019
Entity Registrant Name	TONIX PHARMACEUTICALS HOLDING CORP.
Entity Central Index Key	0001430306
Entity Tax Identification Number	26-1434750
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	26 Main Street
Entity Address, City or Town	Chatham
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07928
City Area Code	(862)
Local Phone Number	904-8182
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	TNXP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false